Note 14 - Stock Compensation Plans - Components of the ESOP Shares (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Allocated shares (in shares)	179,637	167,643
Unreleased shares (in shares)	39,677	52,956
Total ESOP shares (in shares)	219,314	220,599
Fair value of unreleased shares (in thousands)	$ 469	$ 688